RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances, Loans
	December 31,
	2013	2014
Amount due from related party
Zhenjiang Daqo	$6,898,980	$4,551,846
Daqo Group	6,465,561	5,110,085
Others	51,911	325,037

Total	$13,416,452	$9,986,968

Schedule of Related Party Balances, Payables

	December 31,
	2013	2014
Amount due to related party
Daqo Solar	$66,750,009	$54,275,617
Xinjiang Daqo investment	18,482,300	23,104,709
Daqo New Material	449,988	4,950,746
Chongqing Daqo Tailai	-	1,755,326
Nanjing Daqo Transformer	18,546	1,595,659
Daqo Group	461,796	1,339,128
Jiangsu Daqo	46,437	1,200,018
Nanjing Daqo	1,651,810	-
Nanjing Daqo Electric	33,697	742,747
Others*	643,207	734,201

Total	$88,537,790	$89,698,151

 *

The remaining balance of amount due to related party of $734,201 as of December 31, 2014 was comprised of Zhenjiang Moeller, Intelligent Apparatus, Intelligent Software, Daqo Investment, Daqo Sailfar and Zhenjiang Daqo in the amount of $310,395, $302,807, $54,461, $5,360, $34, and $61,144, respectively.

Schedule of Related Party Transactions
(3)	The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2012	2013	2014
Daqo Group	Purchase-Fixed asset	7,849,533	—	486,948
	Proceeds from interest free loans	—	813,105	10,821,462
	Repayment of interest free loans	—	813,105	8,115,813
	Disposition of 100% equity interest of Nan Jing Daqo	9,888,742	—	—
Zhenjiang Daqo	Sales	2,799,428	13,471,866	9,554,320
Daqo Solar	Sales	—	—	9,595,680
	Prepayment received	13,497,973	—	—
	Proceeds from interest free loans	—	76,881,392	157,241,390
	Repayment of interest free loans	—	28,379,678	166,231,092
Nanjing Daqo	Sales	80,126	—	112
	Proceeds from interest free loans	—	—	973,898
	Repayment of interest free loans	—	—	2,921,693
	Related party interest bearing loan	1,584,820	—	—
	Interest charged	40,611	—	—
Xinjiang Daqo Investment	Prepayment received	2,354,620	—	—
	Proceeds from interest free loans	—	58,389,643	98,367,234
	Repayment of interest free loans	—	40,193,785	93,219,846
Daqo New Material	Proceeds from interest free loans	—	—	7,729,501
	Repayment of interest free loans	—	—	4,600,117
	Rental expense	—	—	1,071,287
Others subsidiaries under Daqo Group	Proceeds from interest free loans	—	—	636
	Purchase-Fixed asset**	202,556	157,742	6,714,476
	Purchase-Raw material	5,282	—	—
Total	Sales	$2,799,427	$13,471,866	$19,150,112
	Disposition of 100% equity interest in Nanjing Daqo	$9,888,742	$—	$—
	Purchase-Fixed asset	$8,052,089	$157,742	$7,201,424
	Purchase-Raw material	$5,282	$—	$—
	Rental expense	$—	$—	$1,071,287
	Interest expense	$40,611	$—	$—
	Prepayment received*	$15,852,593	$—	$—
	Proceeds from interest free loans	$1,584,820	$136,084,140	$275,134,122
	Repayment of interest free loans	$—	$69,386,568	$275,088,560

*	Prepayment has been considered a related party loan given there has been no deliveries since the prepayment was provided

**
The transactions of $6,714,476 in 2014 were comprised of the purchase of fixed assets from Nanjing Daqo Electric, Nanjing Daqo Transformer, Jiangsu Daqo, Chongqing Daqo Tailai and Intelligence Apparatus in the amount of $763,856, $1,913,941, $1,165,346, $2,724,790 and $146,543, respectively.